Notes Payable and Other Debt (Schedule of Long-term Debt) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 74,120	$ 82,357	$ 125,676
Deferred financing costs, net	2,099	2,196
Unamortized discounts on bonds	(188)	(191)	(205)
Long-term Debt	71,833	79,970	122,759
Less: current portion of debt	6,868	13,154	50,960
Notes payable and other debt, net of current portion	64,965	66,816
Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Long-term debt		34,473	25,469
Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Long-term debt		22,518	26,463
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Long-term debt		2,319	3,548
Senior debt—bonds
Debt Instrument [Line Items]
Long-term debt		7,145	$ 7,230
Senior debt—other mortgage indebtedness
Debt Instrument [Line Items]
Long-term debt	5,586	5,639
Senior Debt Obligations | Senior debt—guaranteed by HUD
Debt Instrument [Line Items]
Long-term debt	34,286	34,473
Senior Debt Obligations | Senior debt—guaranteed by USDA
Debt Instrument [Line Items]
Long-term debt	20,831	22,518
Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Long-term debt	2,293	2,319
Bonds | Senior debt—bonds
Debt Instrument [Line Items]
Long-term debt	7,145	7,145
Other debt
Debt Instrument [Line Items]
Long-term debt	1,479	1,063
Convertible debt
Debt Instrument [Line Items]
Long-term debt	$ 2,500	$ 9,200